Intangible asset (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Balance	$ 1,500,540	$ 1,691,575
Amortisation	(68,949)	(191,035)
Additions	24,247
Balance	1,455,838	1,500,540
IP Assets
Disclosure of detailed information about intangible assets [line items]
Balance	1,500,540	1,691,575
Amortisation	(68,949)	(191,035)
Balance	1,431,591	$ 1,500,540
Patents
Disclosure of detailed information about intangible assets [line items]
Additions	24,247
Balance	$ 24,247
Amortisation period	20 years